                                UNITED STATES

                     SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C. 20549

                                  FORM 13F

                             FORM l3F COVERPAGE



Report for the Calendar Year or Quarter Ended: 12/31/02
                                               --------

Check here if Amendment [  ]; Amendment Number:
                                                ------------

     This Amendment (Check only one.): [  ] is a restatement.

                                       [  ] adds new holdings entries.



Institutional Investment Manager Filing this Report:

Name: Income Research & Management, Inc.
      ----------------------------------

Address: One Federal Street
         ---------------------

         23rd floor
         ---------------------

         Boston, MA 02110-2003
         ---------------------


Form l3F File Number: 28-  Pending, (First filing)
                         ----------------------------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:



Name:  Christina Gaughran
       -----------------------------

Title: Assistant Vice President
       -----------------------------

Phone: (617) 542-7070
       -----------------------------



Signature, Place, and Date of Signing:



 /s/ Christina Gaughran              Boston, MA                  2/11/2003
----------------------------        --------------------        -------------

      [Signature]                   [City, State]               [Date]



Report Type (Check only one.):

[ x ] l3F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] l3F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] l3F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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                            FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Included Managers:             0
                                         -------

Form 13F Information Table Entry Total:       48
                                         -------

Form 13F Information Table Value Total:  161,828
                                         -------

                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form l3F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



None



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
COLUMN 1                     COLUMN 2           COLUMN 3    COLUMN 4         COLUMN 5        COLUMN 6   COLUMN 7    COLUMN 8
NAME OF ISSUER               TITLE OF CLASS      CUSIP       MARKET    SHRS OR   SH/  PUT/  INVESTMENT   OTHER   VOTING AUTHORITY
                                                            X($1000)   PRN AMT   PRN  CALL  DESCRETION  ---------------------------
                                                                                                        MANAGERS  SOLE  SHARED NONE
ANALOG DEVICES               SB NT CV          032654AD7     2,778       2750    PRN           SOLE                            NONE
AOL TIME WARNER              COM               00184A105       228      17500    SH            SOLE                            NONE
BERKSHIRE H.                 CL A               84670108       508          7    SH            SOLE                            NONE
CENDANT                      COM               151313103        84       8000    SH            SOLE                            NONE
CITIGROUP                    COM               172967101       878      25000    SH            SOLE                            NONE
CORNING                      COM               219350105        32      10000    SH            SOLE                            NONE
COUNTRYWIDE CREDIT           LYON ZERO         222372AD6    11,172      13750    PRN  Put      SOLE                            NONE
COUNTRYWIDE CREDIT           LYON ZERO         222372AE4     1,361       1675    PRN  Put      SOLE                            NONE
DIAMOND OFFSHORE DRILLING    SR DB CV 144A     25271CAD4     1,836       2000    PRN  Put      SOLE                            NONE
DIAMOND OFFSHORE DRILLING    SUB DB CONV       25271CAE2     1,652       1800    PRN  Put      SOLE                            NONE
ELEC DATA SYS                SR NT CV ZERO     285661AB0    26,004      34200    PRN  Put      SOLE                            NONE
ENTERCOM COMM                CL A              293639100       332       7000    SH            SOLE                            NONE
FIRST DATA CORP              SR CV DBT SEC     319963AD6     4,553       4000    PRN  Put      SOLE                            NONE
FRANKLIN RESOURCES           SR LYON 144A      354613AA9     5,614       9500    PRN  Put      SOLE                            NONE
FRANKLIN RESOURCES           NOTE 9/2          354613AC5     2,807       4750    PRN  Put      SOLE                            NONE
GENERAL MOTORS (sh)          DEB SR CONV B     370442733    12,340     533500    SH   Put      SOLE                            NONE
HCC INSURANCE                NT CONV           404132AA0     2,689       2500    PRN  Put      SOLE                            NONE
HEWLETT PACKARD              SBLYON 144A       428236AA1       775       1675    PRN           SOLE                            NONE
HEWLETT PACKARD              SB LYON ZERO      428236AC7     2,491       5385    PRN           SOLE                            NONE
JOHNSON & JOHNSON            SDCV              02261WAB5     5,765       7360    PRN  Put      SOLE                            NONE
KERR-MC GEE                  SB DB CV          492386AP2       698        630    PRN           SOLE                            NONE
LEGG MASON                   NOTE 6/0          524901AG0       204        400    PRN  Put      SOLE                            NONE
MARSH MACLEN                 COM               571748102     2,337      50500    SH            SOLE                            NONE
MATTEL                       COM               577081102       176       9152    SH            SOLE                            NONE
MEDTRONIC INC                CONV DEB 144A     585055AA4     8,444       8000    PRN  Put      SOLE                            NONE
MEDTRONIC INC                CONV DEB 144A     585055AB2     1,583       1500    PRN  Put      SOLE                            NONE
MERCK                        COM               589331107       510       9000    SH            SOLE                            NONE
MERRILL LYNCH                LYON ZERO         590188A65    40,407      76120    PRN  Put      SOLE                            NONE
MILACRON INC                 COM               598709103        66      11000    SH            SOLE                            NONE
MOTOROLA                     COM               620076109       274      31600    SH            SOLE                            NONE
NORTHROP                     COM               666807102       623       6400    SH            SOLE                            NONE
QWEST COMMUNICATIONS         COM               749121109        91      18000    SH            SOLE                            NONE
RAYMOND JAMES                COM               754730109       226       7594    SH            SOLE                            NONE
RITE AID                     COM               767754104        80      32925    SH            SOLE                            NONE
SOLECTRON                    COM               834182107        25       7000    SH            SOLE                            NONE
SOLECTRON                    SR LYON ZERO      834182AK3       904       1467    PRN  Put      SOLE                            NONE
SUN MICROSYSTEMS             COM               866810104        53      17000    SH            SOLE                            NONE
THERMO ELECTRON CORP         COM               883556102       223      11000    SH            SOLE                            NONE
THERMO EL-THI                SUB DB CONV       883556AH5     1,516       1500    PRN           SOLE                            NONE
THERMO EL-TKN                SDCV 3.250%11/0   883556AJ1     1,768       1950    PRN           SOLE                            NONE
TRAVELERS (sh)               NT CV JR 2032     89420G307    11,173     499000    SH            SOLE                            NONE
TRI CONTINENTAL              COM               895436103        75       5606    SH            SOLE                            NONE
TYCO                         COM               902124106       283      16550    SH            SOLE                            NONE
TYCO                         LYON ZRO 144A     902124AA4     1,947       2700    PRN  Put      SOLE                            NONE
TYCO                         LYON ZERO         902124AC0       541        750    PRN  Put      SOLE                            NONE
VERIZON GLOBAL               DB CV ZRO 144A    92344GAP1     3,008       5160    PRN  Put      SOLE                            NONE
WACHOVIA CORP                COM               929903102       237       6500    SH            SOLE                            NONE
WASTE MANAGEMENT             COM               94106L109       459      20000    SH            SOLE                            NONE